Performance Management	Aug. 31, 2025
BNY Mellon Active Core Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class M shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund's performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the Bloomberg U.S. Government/Credit Bond Index, the broad-based benchmark of the fund and the Predecessor Fund, and the Bloomberg U.S. Intermediate Government/Credit Index, the performance-based benchmark of the fund and the Predecessor Fund. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Past Does Not Indicate Future [Text]	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 3.60 Worst Quarter 2022, Q1: (3.84) The year-to-date total return of the Predecessor Fund's Class M shares as of September 30, 2025 was 5.46%.
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Active Core Bond ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Government/Credit Bond Index
Bloomberg U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		1.18%	(0.21%)	1.50%
Bloomberg U.S. Intermediate Government/Credit Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Intermediate Government/Credit Index
Bloomberg U.S. Intermediate Government/Credit Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		3.00%	0.86%	1.71%
Class M | Average Annual Return, Label [Optional Text]	Returns before taxes
Class M | Average Annual Return, Percent		2.68%	1.02%	1.58%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent		1.37%	0.02%	0.63%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.58%	0.35%	0.79%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Active Core Bond ETF | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the Predecessor Fund's Class M shares as of
Bar Chart, Year to Date Return	5.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.60%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.84%)
Lowest Quarterly Return, Date	Mar. 31, 2022
BNY Mellon Core Plus ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class M shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund's performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the Bloomberg U.S. Aggregate Bond Index, the broad-based benchmark of the fund and the Predecessor Fund, and the Bloomberg U.S. Intermediate Credit Index, the performance-based benchmark of the fund and the Predecessor Fund. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Past Does Not Indicate Future [Text]	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 8.88 Worst Quarter 2022, Q1: (5.96) The year-to-date total return of the Predecessor Fund's Class M shares as of September 30, 2025 was 6.69%.
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Core Plus ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Intermediate Credit Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Intermediate Credit Index
Bloomberg U.S. Intermediate Credit Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		4.01%	1.39%	2.44%
Class M | Average Annual Return, Label [Optional Text]	Returns before taxes
Class M | Average Annual Return, Percent		4.96%	1.88%	3.19%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent		3.19%	0.32%	1.62%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.93%	0.77%	1.76%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Core Plus ETF | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the Predecessor Fund's Class M shares as of
Bar Chart, Year to Date Return	6.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.96%)
Lowest Quarterly Return, Date	Mar. 31, 2022
BNY Mellon Municipal Intermediate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class M shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund's performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the S&P Municipal Bond Index, the broad-based benchmark of the Predecessor Fund, the Bloomberg US Municipal Bond Index, the broad-based benchmark of the fund (effective on January 12, 2026), the S&P Municipal Bond Investment Grade Intermediate Index, the performance-based benchmark of the Predecessor Fund, and the Bloomberg Municipal 3-15 Years Blend (3-15) Index, the performance-based benchmark of the fund (effective on January 12, 2026). The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Past Does Not Indicate Future [Text]	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 6.63 Worst Quarter 2022, Q1: (5.97) The year-to-date total return of the Predecessor Fund's Class M shares as of September 30, 2025 was 3.69%.
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Municipal Intermediate ETF			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]		S&P Municipal Bond Index
S&P Municipal Bond Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent			1.90%	1.20%	2.34%
Bloomberg US Municipal Bond Index (reflects no deductions for fees, expenses or taxes)1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg US Municipal Bond Index
Bloomberg US Municipal Bond Index (reflects no deductions for fees, expenses or taxes)1 | Average Annual Return, Percent	[1]		1.05%	0.99%	2.25%
S&P Municipal Bond Investment Grade Intermediate Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]		S&P Municipal Bond Investment Grade Intermediate Index
S&P Municipal Bond Investment Grade Intermediate Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent			0.89%	1.03%	2.13%
Bloomberg Municipal 3-15 Years Blend (3-15) Index (reflects no deductions for fees, expenses or taxes)1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal 3-15 Years Blend (3-15) Index
Bloomberg Municipal 3-15 Years Blend (3-15) Index (reflects no deductions for fees, expenses or taxes)1 | Average Annual Return, Percent	[1]		0.49%	1.02%	2.13%
Class M | Average Annual Return, Label [Optional Text]		Returns before taxes
Class M | Average Annual Return, Percent			1.19%	0.98%	1.94%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent			1.19%	0.93%	1.90%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.82%	1.28%	2.04%
[1]	Effective January 12, 2026, the date shares of the fund are expected to begin trading on The NASDAQ Stock Market LLC, the fund's broad-based benchmark and performance-based benchmark will be the Bloomberg US Municipal Bond Index and Bloomberg Municipal 3-15 Years Blend (3-15) Index, respectively. Insight North America LLC, the fund's sub-adviser, believes the Bloomberg indexes are more appropriate comparisons given the fund's investment strategy and Insight North America LLC's investment process.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Municipal Intermediate ETF | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the Predecessor Fund's Class M shares as of
Bar Chart, Year to Date Return	3.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.97%)
Lowest Quarterly Return, Date	Mar. 31, 2022
BNY Mellon Municipal Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class M shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund's performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the S&P Municipal Bond Index, the broad-based benchmark of the Predecessor Fund and the Bloomberg US Municipal Bond Index, the broad-based benchmark of the fund (effective January 12, 2026). The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Past Does Not Indicate Future [Text]	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 7.90 Worst Quarter 2022, Q1: (6.80) The year-to-date total return of the Predecessor Fund's Class M shares as of September 30, 2025 was 1.58%.
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Municipal Opportunities ETF			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]		S&P Municipal Bond Index
S&P Municipal Bond Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent			1.90%	1.20%	2.34%
Bloomberg US Municipal Bond Index (reflects no deductions for fees, expenses or taxes)1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg US Municipal Bond Index
Bloomberg US Municipal Bond Index (reflects no deductions for fees, expenses or taxes)1 | Average Annual Return, Percent	[1]		1.05%	0.99%	2.25%
Class M | Average Annual Return, Label [Optional Text]		Returns before taxes
Class M | Average Annual Return, Percent			3.29%	1.64%	2.77%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent			3.29%	1.55%	2.71%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.36%	1.93%	2.85%
[1]	Effective January 12, 2026, the date shares of the fund are expected to begin trading on The NASDAQ Stock Market LLC, the fund's broad-based benchmark will be the Bloomberg US Municipal Bond Index. Insight North America LLC, the fund's sub-adviser, believes the Bloomberg index is a more appropriate comparison given the fund's investment strategy and Insight North America LLC's investment process.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Municipal Opportunities ETF | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the Predecessor Fund's Class M shares as of
Bar Chart, Year to Date Return	1.58%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.90%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.80%)
Lowest Quarterly Return, Date	Mar. 31, 2022
BNY Mellon Municipal Short Duration ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class M shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund's performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the S&P Municipal Bond Index, the broad-based benchmark of the Predecessor Fund, the Bloomberg US Municipal Bond Index, the broad-based benchmark of the fund (effective on January 12, 2026), the S&P Municipal Bond Investment Grade Short Index, the performance-based benchmark of the Predecessor Fund, and the Bloomberg Municipal 1-3 Years Index, the performance-based benchmark of the fund (effective on January 12, 2026). The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Past Does Not Indicate Future [Text]	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 2.59 Worst Quarter 2022, Q1: (2.64) The year-to-date total return of the Predecessor Fund's Class M shares as of September 30, 2025 was 3.31%.
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Municipal Short Duration ETF			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]		S&P Municipal Bond Index
S&P Municipal Bond Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent			1.90%	1.20%	2.34%
Bloomberg US Municipal Bond Index (reflects no deductions for fees, expenses or taxes)1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg US Municipal Bond Index
Bloomberg US Municipal Bond Index (reflects no deductions for fees, expenses or taxes)1 | Average Annual Return, Percent	[1]		1.05%	0.99%	2.25%
S&P Municipal Bond Investment Grade Short Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]		S&P Municipal Bond Investment Grade Short Index
S&P Municipal Bond Investment Grade Short Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent			2.51%	1.26%	1.35%
Bloomberg Municipal 1-3 Years Index (reflects no deductions for fees, expenses or taxes)1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal 1-3 Years Index
Bloomberg Municipal 1-3 Years Index (reflects no deductions for fees, expenses or taxes)1 | Average Annual Return, Percent	[1]		2.29%	1.17%	1.33%
Class M | Average Annual Return, Label [Optional Text]		Returns before taxes
Class M | Average Annual Return, Percent			2.80%	1.14%	1.13%
Class M | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Returns after taxes on distributions
Class M | After Taxes on Distributions | Average Annual Return, Percent			2.80%	1.14%	1.12%
Class M | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Returns after taxes on distributions and sale of fund shares
Class M | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.64%	1.22%	1.17%
[1]	Effective January 12, 2026, the date shares of the fund are expected to begin trading on The NASDAQ Stock Market LLC, the fund's broad-based benchmark and performance-based benchmark will be the Bloomberg US Municipal Bond Index and Bloomberg Municipal 1-3 Years Index, respectively. Insight North America LLC, the fund's sub-adviser, believes the Bloomberg indexes are more appropriate comparisons given the fund's investment strategy and Insight North America LLC's investment process.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Municipal Short Duration ETF | Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the Predecessor Fund's Class M shares as of
Bar Chart, Year to Date Return	3.31%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.59%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.64%)
Lowest Quarterly Return, Date	Mar. 31, 2022